Schedule of Effects of Reinsurance on Contract Benefits (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Effects of Reinsurance [Line Items]
Direct contract benefits	$ 237,998	$ 219,527	$ 226,424
Contract benefits, net of reinsurance	230,493	208,403	203,594
Non-affiliate
Effects of Reinsurance [Line Items]
Assumed contract benefits	550	900	1,088
Ceded contract benefits	(7,173)	(13,355)	(15,920)
Affiliate
Effects of Reinsurance [Line Items]
Ceded contract benefits	$ (882)	$ 1,331	$ (7,998)